FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Contractual Obligations and Commitments

	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$2,068	$2,068	$-	$-
Amounts due to related parties	154	154	-	-
Minimum rental and lease payments	26	7	16	3
Term facility	2,552	2,552	-	-
Equipment loans	72	72	-	-
Finance lease obligations	514	213	301	-
Total	$5,386	$5,066	$317	$3

Schedule of Foreign Currency Risk

	December 31, 2020		December 31, 2019
	MXN	CDN	MXN	CDN
Cash	$36,896	$2,831	$2,780	$5,902
Long-term investments	-	5,317	-	5,599
Reclamation bonds	-	6	-	6
Amounts receivable	-	20	-	54
Accounts payable and accrued liabilities	(22,972)	(157)	(51,307)	(442)
Due to related parties	-	(196)	-	(202)
Finance lease obligations	(1,543)	(448)	(1,037)	(522)
Net exposure	12,381	7,373	(49,564)	10,395
US dollar equivalent	$620	$5,791	$(2,627)	$8,004

Schedule of Fair Value On Recurring Basis

	Level 1	Level 2	Level 3
Financial assets
Cash	$11,713	$-	$-
Amounts receivable	-	529	-
Long-term investments	4,176	-	-
Total financial assets	$15,889	$529	$-
Financial liabilities
Warrant liability	-	-	(2,295)
Total financial liabilities	$-	$-	$(2,295)

Schedule of Fair Value Assumption

	December 31, 2019		December 13, 2019
Weighted average assumptions:
Risk-free interest rate		1.71%		1.67%
Expected dividend yield		0%		0%
Expected life (years)		2.95		3.00
Expected stock price volatility		106.79%		108.41%
Weighted average fair value at grant date	C$	0.23	C$	0.15